Consolidated Statements of Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net income	$ 143,476	$ 28,290	$ 234,743	$ 67,192
Unrealized loss on interest rate swaps, net	(314)	(173)	(485)	(630)
Comprehensive income	143,162	28,117	234,258	66,562
Less: comprehensive income attributable to the non-controlling interest	(4,176)	(1,457)	(6,601)	(2,648)
Comprehensive income attributable to Tsakos Energy Navigation Limited	$ 138,986	$ 26,660	$ 227,657	$ 63,914